Outstanding Loans and Leases - Commercial Loans - Impaired Loans (Details) - Commercial Portfolio Segment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Real estate acquired through foreclosure	$ 15	$ 67
United States
Unpaid Principal Balance
With no recorded allowance	566	668
With an allowance recorded	1,350	1,139
Total	1,916	1,807
Carrying Value
With no recorded allowance	541	650
With an allowance recorded	1,157	839
Total	1,698	1,489
Related Allowance	115	75
Average Carrying Value
With no recorded allowance	688	546	$ 442
With an allowance recorded	953	1,198	1,553
Total	1,641	1,744	1,995
Interest Income Recognized
With no recorded allowance	14	12	6
With an allowance recorded	48	51	47
Total	62	63	53
Non United States
Unpaid Principal Balance
With no recorded allowance	4	0
With an allowance recorded	531	47
Total	535	47
Carrying Value
With no recorded allowance	4	0
With an allowance recorded	381	44
Total	385	44
Related Allowance	56	1
Average Carrying Value
With no recorded allowance	29	15	28
With an allowance recorded	125	52	109
Total	154	67	137
Interest Income Recognized
With no recorded allowance	1	0	0
With an allowance recorded	7	3	5
Total	8	3	5
Commercial Real Estate
Unpaid Principal Balance
With no recorded allowance	82	60
With an allowance recorded	328	678
Total	410	738
Carrying Value
With no recorded allowance	77	48
With an allowance recorded	107	495
Total	184	543
Related Allowance	11	48
Average Carrying Value
With no recorded allowance	75	166	269
With an allowance recorded	216	632	1,148
Total	291	798	1,417
Interest Income Recognized
With no recorded allowance	1	3	3
With an allowance recorded	7	16	28
Total	8	19	31
Small Business Commercial
Unpaid Principal Balance
With an allowance recorded	105	133
Total	105	133
Carrying Value
With an allowance recorded	101	122
Total	101	122
Related Allowance	35	35
Average Carrying Value
With an allowance recorded	109	151	236
Total	109	151	236
Interest Income Recognized
With an allowance recorded	1	3	6
Total	$ 1	$ 3	$ 6